Equity - Schedule of Equity and Income Taxes Attributable to the Equity Holders (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	$ 54,587	$ 51,862
Effects for the period	(133,082)	2,888
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	(60,847)
Other comprehensive income (loss) before income taxes, ending balance	(139,342)	54,750
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(27,763)	(4,745)
Effects for the period	9,422	(8,789)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	16,686
Income taxes related to components of other comprehensive income (loss), ending balance	(1,655)	(13,534)
Net balances	(140,997)	41,216	$ 26,824
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance		37,484
Effects for the period		2,220
Other comprehensive income (loss) before income taxes, ending balance		39,704
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance		(12,705)
Effects for the period		(2,325)
Income taxes related to components of other comprehensive income (loss), ending balance		(15,030)
Net balances		24,674
Reserve of cash flow hedges [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(8,621)	(822)
Effects for the period	12,103	(12,484)
Other comprehensive income (loss) before income taxes, ending balance	3,482	(13,306)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(2,067)	(465)
Effects for the period	(1,442)	(228)
Income taxes related to components of other comprehensive income (loss), ending balance	(3,509)	(693)
Net balances	(27)	(13,999)
Hedges of net investment in foreign operations [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	63,339	(17,383)
Effects for the period	(4,567)	23,179
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	(60,847)
Other comprehensive income (loss) before income taxes, ending balance	(2,075)	5,796
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(15,168)	6,627
Effects for the period	2,974	(6,258)
Reclassifications due to the discontinuation of the net investment in Ita Corpbanca Colombia hedge	16,686
Income taxes related to components of other comprehensive income (loss), ending balance	4,492	369
Net balances	2,417	6,165
Reserve of exchange differences on translation [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(26,829)	37,328
Effects for the period	(26,134)	(9,388)
Other comprehensive income (loss) before income taxes, ending balance	(52,963)	27,940
Income taxes related to components of other comprehensive income (loss)
Net balances	(52,963)	27,940
Reserve of remeasurements of defined benefit plans [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	(8,116)	(6,484)
Effects for the period	1,645	(229)
Other comprehensive income (loss) before income taxes, ending balance	(6,471)	(6,713)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	2,232	1,798
Effects for the period	(493)	22
Income taxes related to components of other comprehensive income (loss), ending balance	1,739	1,820
Net balances	(4,732)	(4,893)
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	1,660	1,739
Effects for the period	(71)	(410)
Other comprehensive income (loss) before income taxes, ending balance	1,589	1,329
Income taxes related to components of other comprehensive income (loss)
Net balances	1,589	$ 1,329
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of available for sale financial assets [line items]
Other comprehensive income (loss) before income taxes, beginning balance	33,154
Effects for the period	(116,058)
Other comprehensive income (loss) before income taxes, ending balance	(82,904)
Income taxes related to components of other comprehensive income (loss)
Income taxes related to components of other comprehensive income (loss), beginning balance	(12,760)
Effects for the period	8,383
Income taxes related to components of other comprehensive income (loss), ending balance	(4,377)
Net balances	$ (87,281)